Securities and Exchange Commission
                             Washington, D.C. 20549
                                   FORM N-SAR
                               Semi-Annual Report
                       For Registered Investment Companies


Report for fiscal year ending:      12/31/02

Is this a transition report?        (Y/N)   No

Is this an amendment to a previous filing?  (Y/N)    No

1.       A.       Registrant Name: Government Securities Equity Trust Series

         B.       File Number: 811-5694

         C.       Telephone Number: (973) 367-2197

2.       A.       100 Mulberry Street
                  Gateway Center Three
                  Newark, New Jersey 07102

3.       Is this the first filing on this form? (Y/N)

                  No

4.       Is this the last filing on this form by Registrant? (Y/N)

                  No

5. Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is "Y" (Yes) complete only items 89 through 110.]

                  No

6.       Is Registrant a unit investment trust (UIT)? (Y/N)
         [If answer is "Y" (Yes) complete only items 111 through 132.]

                  Yes

For period ending: 12/31/02

File number: 811-5694


111.     A.       Depositor Name: Prudential Investment Management Services LLC

         B.       File Number (If any): 8-036540

         C.       City: Newark              State: NJ       Zip Code: 07102


112.     A.       Sponsor Name: Prudential Investment Management Services LLC

         B.       File Number (If any): 8-036540

         C.       City: Newark              State: NJ       Zip Code: 07102


114.     A.       Principal Underwriter Name: Prudential Investment Management
                                              Services LLC

         B.       File Number: 8-036540

         C.       City: Newark              State: NJ        Zip Code: 07102


115.     A.       Independent Public Accountant Name: Deloitte & Touche LLP

         B.       City: Jericho             State: NY        Zip Code: 11753


115.     A.       Independent Public Accountant Name: PricewaterhouseCoopers LLP

         B.       City: New York            State: NY        Zip Code: 10036


118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.

         9

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.

For period ending: 12/31/02

File number: 811-5694

120. State the total value of the portfolio securities on the date of deposit for new series included in item 119 ($000's omitted).

         $0

121. State the number of series for which a current prospectus was in existence at the end of the period.

         3


122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

         3

123. State the total value of the additional units considered in answering item 122 ($000's omitted).

         $13,937

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).

         $0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant (000's omitted).

         $1,757

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted).

         $1

For period ending: 12/31/02

File number: 811-5694

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                    Number of      Total Assets   Total Income
                                    Series          ($000's       Distributions
                                    Investing       omitted)   ($000's omitted)
A.       U.S. Treasury
         direct issue

B.       U.S. Government
         agency

C.       State and municipal
         tax-free

D.       Public utility debt

E.       Brokers or dealers
         debt or debt of
         brokers' or dealers'
         parent

F.       All other corporate
         intermed. & long-term
         debt

G.       All other corporate
         short-term debt

H.       Equity securities of
         brokers or dealers or
         parents of brokers or
         dealers

I.       Investment company
         equity securities

J.       All other equity
         securities

K.       Other securities
         -Treas & MF                 10              $152,984          $0

L.       Total assets of all
         series of registrant        10              $152,984          $0



128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) [If answer is "N" (No), go to item 131.]

         No

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period ? (Y/N) [If answer is "No" (No), go to item 131.]



130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted).

         $235

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in the filing:

         811-5694

                                   SIGNATURES


This report is signed on behalf of the Registrant (or Depositor or Trustee) in the City of New York and State of New York on the 3rd day of March, 2003.

                                Government Securities Equity Trust Series
                                (Registrant)

                                Prudential Investment Management Services LLC (Depositor)



                            /s/ Richard R. Hoffmann
                        Name:   Richard R. Hoffmann
                        Title:  Vice President



Witness: John P. Roll
Name: John P. Roll
Title: Vice President